Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
9. Dividends on ordinary shares
Dividends paid, ordinary shares per share	£ 0	£ 0.04
Dividends paid, ordinary shares	£ 0	£ 684